Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	$ 777	$ 2,142
Disposals / Retirements	(293)	(1,335)
Impact of foreign exchange rate changes	66	(30)
Property, plant and equipment, Cost Ending	550	777
Property, plant and equipment, Accumulated depreciation Beginning	742	2,077
Disposals / Retirements	(295)	(1,325)
Depreciation expense	9	17
Impact of foreign exchange rate changes	72	(27)
Property, plant and equipment, Accumulated depreciation Ending	528	742
Property, plant and equipment, Carrying amount	22	35
Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	422	1,458
Disposals / Retirements	(245)	(1,019)
Impact of foreign exchange rate changes	38	(17)
Property, plant and equipment, Cost Ending	215	422
Property, plant and equipment, Accumulated depreciation Beginning	400	1,414
Disposals / Retirements	(247)	(1,009)
Depreciation expense	6	9
Impact of foreign exchange rate changes	40	(14)
Property, plant and equipment, Accumulated depreciation Ending	199	400
Property, plant and equipment, Carrying amount	16	22
Furniture and Fixtures [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	7	7
Disposals / Retirements	(7)
Impact of foreign exchange rate changes
Property, plant and equipment, Cost Ending		7
Property, plant and equipment, Accumulated depreciation Beginning	7	5
Disposals / Retirements	(7)
Depreciation expense		2
Impact of foreign exchange rate changes
Property, plant and equipment, Accumulated depreciation Ending		7
Property, plant and equipment, Carrying amount
Computer Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	314	637
Disposals / Retirements	(3)	(311)
Impact of foreign exchange rate changes	24	(12)
Property, plant and equipment, Cost Ending	335	314
Property, plant and equipment, Accumulated depreciation Beginning	307	624
Disposals / Retirements	(3)	(311)
Depreciation expense	3	6
Impact of foreign exchange rate changes	22	(12)
Property, plant and equipment, Accumulated depreciation Ending	329	307
Property, plant and equipment, Carrying amount	6	7
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	34	40
Disposals / Retirements	(38)	(5)
Impact of foreign exchange rate changes	4	(1)
Property, plant and equipment, Cost Ending		34
Property, plant and equipment, Accumulated depreciation Beginning	28	34
Disposals / Retirements	(38)	(5)
Depreciation expense
Impact of foreign exchange rate changes	10	(1)
Property, plant and equipment, Accumulated depreciation Ending		28
Property, plant and equipment, Carrying amount		$ 6